Deutsche Investment Management Americas Inc.
                                  One Beacon Street
                                  Boston, MA 02108

                                  May 4, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS S&P 500 Index Fund (the "Fund"), a series DWS Investment Trust (the "Trust") (Reg. Nos. 2-13628, 811-00043)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 172 to the Trust's Registration Statement on form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Registration Statement and was filed electronically on April 30, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

                                   Very truly yours,


                                   /s/Laura McCollum

                                   Laura McCollum, Esq.
                                   Vice President and Counsel
                                   Deutsche Investment Management Americas Inc.

mal/lm

cc:      Thomas Hiller, Esq., Ropes & Gray